Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000235149 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation ETF
Class Name	Tradr2X Long Innovation ETF
Trading Symbol	TARK
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/tark-2x-long-innovation-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/tark-2x-long-innovation-etf
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$99	1.15%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation ETF (“TARK” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ARK Innovation ETF (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -28.46% and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -4.99% and an annualized volatility of 38.77%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, Coinbase, etc.) which accounted for over 60% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation ETF (TARK)	-28.46%	-28.13%
S&P 500 Index	8.25%	11.36%
ARK Innovation ETF Index	-4.99%	-0.91%
[1]	The Fund commenced operations on April 28, 2022.

Performance Inception Date	Apr. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/tark-2x-long-innovation-etf for the most recent performance information.
Net Assets	$ 51,150,513
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 431,402
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,150,513
Total number of portfolio holdings	3
Total advisory fees paid (net)	$431,402
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	71%
Swap	29%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tark-2x-long-innovation-etf.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tark-2x-long-innovation-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/tark-2x-long-innovation-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235537 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short TSLADaily ETF
Class Name	Tradr2X Short TSLADaily ETF
Trading Symbol	TSLQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$71	1.17%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short TSLA ETF (“TSLQ” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the Tesla common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -78.99% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 47.91% and an annualized volatility of 69.24%.
The Reference Asset performance was driven by the performance of its electrical car business.  For more information on Tesla financial performance, please see the Tesla annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Short TSLA Daily ETF (TSLQ)	-78.99%	-46.04%
S&P 500 Index	8.25%	17.21%
[1]	The Fund commenced operations on July 13, 2022.

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 15, 2024
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/tslq-2x-short-tsla-daily-etf for the most recent performance information.
Net Assets	$ 351,268,778
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,175,730
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$351,268,778
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,175,730
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	63%
Swap	37%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On July 15, 2024, the Fund changed its name from Tradr TSLA Bear Daily ETF to Tradr 2X Short TSLA Daily ETF.
On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.
Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.  In addition, the Fund updated certain principal risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.

Material Fund Change Name [Text Block]	On July 15, 2024, the Fund changed its name from Tradr TSLA Bear Daily ETF to Tradr 2X Short TSLA Daily ETF.
Material Fund Change Objectives [Text Block]	Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Material Fund Change Strategies [Text Block]	Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Material Fund Change Risks Change [Text Block]	In addition, the Fund updated certain principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235548 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1.5X Short NVDADaily ETF
Class Name	Tradr1.5X Short NVDADaily ETF
Trading Symbol	NVDS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$88	1.15%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1.5X Short NVDA ETF (“TSLQ” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the inverse daily performance of the NVIDIA common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -47.05% and an average daily statistical correlation of over 0.99 to negative one and a half times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 19.98% and an annualized volatility of 56.59%.
The Reference Asset performance was driven by the performance of its artificial intelligence business and other business lines.  For more information on NVIDIA financial performance, please see the NVIDIA annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1.5X Short NVDA Daily ETF (NVDS)	-47.05%	-71.61%
S&P 500 Index	8.25%	17.21%
[1]	The Fund commenced operations on July 13, 2022.

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 15, 2024
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf for the most recent performance information.
Net Assets	$ 44,333,935
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 363,697
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,333,935
Total number of portfolio holdings	2
Total advisory fees paid (net)	$363,697
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	61%
Swap	39%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On July 15, 2024, the Fund changed its name from Tradr 1.25X NVDA Bear Daily ETF to Tradr 1.5X Short NVDA Daily ETF.
Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.  In addition, the Fund updated certain principal risks.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.

Material Fund Change Name [Text Block]	On July 15, 2024, the Fund changed its name from Tradr 1.25X NVDA Bear Daily ETF to Tradr 1.5X Short NVDA Daily ETF.
Material Fund Change Objectives [Text Block]	Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Material Fund Change Strategies [Text Block]	Effective July 15, 2024, the Fund changed its principal investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Material Fund Change Risks Change [Text Block]	In addition, the Fund updated certain principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000236570 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1X Short InnovationDaily ETF
Class Name	Tradr1X Short InnovationDaily ETF
Trading Symbol	SARK
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 1X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/sark-1x-short-innovation-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1X Short Innovation Daily ETF (SARK)	$83	0.95%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1X Short Innovation ETF (“SARK” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the ARK Innovation ETF (the “Reference Asset”). After fiscal year end, the Fund adjusted its leverage to one times (1X) the inverse daily performance of the Reference Security.  The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2025, the Fund had a total return of -24.95% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -4.99% and an annualized volatility of 38.77%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, Coinbase, etc.) which accounted for over 60% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1X Short Innovation Daily ETF (SARK)	-24.95%	-1.79%
S&P 500 Index	8.25%	7.00%
ARK Innovation ETF Index	-4.99%	-24.24%
[1]	The Fund commenced operations on November 5, 2021.

Performance Inception Date	Nov. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/sark-1x-short-innovation-daily-etf for the most recent performance information.
Net Assets	$ 68,790,758
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 603,960
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$68,790,758
Total number of portfolio holdings	3
Total advisory fees paid (net)	$603,960
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	71%
Swap	29%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2025, (the "Effective Date"), the Fund changed its name to Tradr 1X Short Innovation Daily ETF (formerly, Tradr Short 2X Innovation Daily ETF, which changed its name from Tradr Short Innovation daily ETF on July 15, 2024). As of the Effective Date, the Fund changed its principal investment strategy and objective to seek to provide daily investment results, before fees and expenses, of the inverse (-100%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.  In addition, the Fund updated certain principal risks.
On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund.
On August 6, 2024, the Advisor increased the management fee and annual operating expenses from 0.65% to 0.75% and from 0.75% to 1.15%, respectively.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf.

Material Fund Change Name [Text Block]	On April 7, 2025, (the "Effective Date"), the Fund changed its name to Tradr 1X Short Innovation Daily ETF (formerly, Tradr Short 2X Innovation Daily ETF, which changed its name from Tradr Short Innovation daily ETF on July 15, 2024).
Material Fund Change Objectives [Text Block]	As of the Effective Date, the Fund changed its principal investment strategy and objective to seek to provide daily investment results, before fees and expenses, of the inverse (-100%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.
Material Fund Change Expenses [Text Block]	On August 6, 2024, the Advisor increased the management fee and annual operating expenses from 0.65% to 0.75% and from 0.75% to 1.15%, respectively.
Material Fund Change Strategies [Text Block]	As of the Effective Date, the Fund changed its principal investment strategy and objective to seek to provide daily investment results, before fees and expenses, of the inverse (-100%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.
Material Fund Change Risks Change [Text Block]	In addition, the Fund updated certain principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/sark-1x-short-innovation-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251511 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation 100Monthly ETF
Class Name	Tradr2X Long Innovation 100Monthly ETF
Trading Symbol	MQQQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Monthly ETF (“Fund”) for the period of August 30, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	$74	1.31%[2]
1	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.31%	[1],[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Monthly ETF (“MQQQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the monthly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2025, the Fund had a total return of -7.90% since inception on August 30, 2024 and an average monthly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -1.54% and an annualized volatility of 20.04%.
The Index performance was driven by the performance of its ten largest companies (Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	-7.90%
S&P 500 Index	0.13%
Nasdaq 100	-1.06%
[1]	The Fund commenced operations on August 30, 2024.

Performance Inception Date	Aug. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf for the most recent performance information.
Net Assets	$ 6,904,934
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,904,934
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	115%
Swap	(15)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 16, 2025, the Fund changed its name from Tradr 2X Long Triple Q Monthly ETF to Tradr 2X Long Innovation 100 Monthly ETF.
This is a summary of certain changes to the Fund since August 30, 2024. For more complete information, you may review the Fund's prospectus, which is dated August 14, 2024, as amended May 7, 2025 at https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf.

Material Fund Change Name [Text Block]	On May 16, 2025, the Fund changed its name from Tradr 2X Long Triple Q Monthly ETF to Tradr 2X Long Innovation 100 Monthly ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 30, 2024. For more complete information, you may review the Fund's prospectus, which is dated August 14, 2024, as amended May 7, 2025 at https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251512 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation 100Quarterly ETF
Class Name	Tradr2X Long Innovation 100Quarterly ETF
Trading Symbol	QQQP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Quarterly ETF (“Fund”) for the period of September 30, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	$61	1.30%[2]
1	The Fund commenced operations on September 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%	[3],[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Quarterly ETF (“QQQP” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2025, the Fund had a total return of -12.04% since inception on September 30, 2024 and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -3.63% and an annualized volatility of 19.98%.
The Index performance was driven by the performance of its ten largest companies (Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	-12.04%
S&P 500 Index	-1.97%
[1]	The Fund commenced operations on September 30, 2024.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf for the most recent performance information.
Net Assets	$ 10,225,305
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,225,305
Total number of portfolio holdings	2
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	114%
Swap	(14)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 16, 2025, the Fund changed its name from Tradr 2X Long Triple Q Quarterly ETF to Tradr 2X Long Innovation 100 Quarterly ETF.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus, which is dated August 14, 2024, as amended May 7, 2025 at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf.

Material Fund Change Name [Text Block]	On May 16, 2025, the Fund changed its name from Tradr 2X Long Triple Q Quarterly ETF to Tradr 2X Long Innovation 100 Quarterly ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus, which is dated August 14, 2024, as amended May 7, 2025 at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251519 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SPYQuarterly ETF
Class Name	Tradr2X Long SPYQuarterly ETF
Trading Symbol	SPYQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of September 30, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/spyq-2x-long-spy-quarterly-etf. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/spyq-2x-long-spy-quarterly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$63	1.30%[2]
1	The Fund commenced operations on September 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[5],[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SPY Quarterly ETF (“SPYQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the SPDR S&P 500 ETF (the “Reference Asset”) which itself tracks the S&P 500 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2025, the Fund had a total return of -8.08% since inception on September 30, 2024 and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -1.97% and an annualized volatility of 14.53%.
The Index performance was driven by the performance of its ten largest companies (Microsoft, Apple, etc.) which accounted for nearly 34% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SPY Quarterly ETF (SPYQ)	-8.08%
S&P 500 Index	-1.97%
[1]	The Fund commenced operations on September 30, 2024.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/spyq-2x-long-spy-quarterly-etf for the most recent performance information.
Net Assets	$ 6,894,689
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,894,689
Total number of portfolio holdings	2
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	111%
Swap	(11)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
[3]	Annualized.
[4]	The Fund commenced operations on September 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.
[5]	Annualized.
[6]	The Fund commenced operations on September 30, 2024. If the Fund had been operational for the entire annual period of April 1, 2024 to March 31, 2025, expenses would have been higher.